Salary and benefit payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Salary and benefit payable to employees	¥ 6,112	¥ 4,229
Consulting expenses payable to a shareholder's representatives(1)	1,548	1,032
Total	¥ 7,660	¥ 5,261